CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current
Cash	$ 208,992	$ 16,633
Accounts receivable	4,476	3,050
Prepaid expenses	2,891	1,733
Other current assets	2,177	1,769
Total Current Assets	218,536	23,185
Non-current
Equipment	266	450
Intangible assets	35,465	5,470
Right-of-use asset	281	0
Goodwill	47,475	24,792
Total Non-Current Assets	83,487	30,712
TOTAL ASSETS	302,023	53,897
Current
Accounts payable and accrued liabilities	9,805	5,663
Lease liabilities	291	0
Total Liabilities	10,096	5,663
SHAREHOLDERS' EQUITY
Share capital	443,877	158,162
Contributed surplus	11,750	2,102
Options reserve	39,177	27,283
Warrants reserve	25,639	10,873
Accumulated other comprehensive loss	(2,285)	(2,035)
Deficit	(226,231)	(148,151)
TOTAL SHAREHOLDERS' EQUITY	291,927	48,234
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 302,023	$ 53,897